EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	$ 31,994	$ 24,977
Net additions (disposals)	(9,800)	5,063
Acquisitions through business combinations	12,752	231
Investment Accounted for Using Equity Method, Share of comprehensive income	1,606	1,728
Distributions received	(1,903)	(732)
Foreign exchange	(1,030)	727
Balance, end of year	33,647	31,994
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	19,597
Net additions (disposals)	(8,068)
Acquisitions through business combinations	12,379
Investment Accounted for Using Equity Method, Share of comprehensive income	980
Distributions received	(1,519)
Foreign exchange	(420)
Balance, end of year	22,949	19,597
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	8,793
Net additions (disposals)	(811)
Acquisitions through business combinations	15
Investment Accounted for Using Equity Method, Share of comprehensive income	303
Distributions received	(121)
Foreign exchange	(543)
Balance, end of year	7,636	8,793
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	2,387
Net additions (disposals)	(638)
Acquisitions through business combinations	328
Investment Accounted for Using Equity Method, Share of comprehensive income	128
Distributions received	(221)
Foreign exchange	(41)
Balance, end of year	1,943	2,387
Private Equity and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	1,217
Net additions (disposals)	(255)
Acquisitions through business combinations	30
Investment Accounted for Using Equity Method, Share of comprehensive income	195
Distributions received	(42)
Foreign exchange	(26)
Balance, end of year	$ 1,119	$ 1,217